PARENT COMPANY (Condensed Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INCOME
Certificates of deposit									$ 7	$ 30	$ 123
Total interest and dividend income	1,418	1,370	1,554	1,617	1,795	1,748	1,643	1,867	5,959	7,053	9,225
OTHER OPERATING EXPENSE	857	868	913	933	921	878	882	977	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	361	269	526	466	674	597	430	603	1,622	2,304	1,688
INCOME TAX EXPENSE (BENEFIT)	130	130	201	81	268	215	226	193	542	902	462
NET INCOME	231	139	325	385	406	382	204	410	1,080	1,402	1,226
Parent Company [Member]
INCOME
Investment and mortgage-backed securities									2	1
Dividend from subsidiary									1,085	637
Interest-earning deposits with subsidiary bank									2	2	4
Total interest and dividend income									1,089	640	4
OTHER OPERATING EXPENSE									120	102	100
Income (loss) before equity in undistributed earnings of subsidiary									969	538	(96)
Equity in undistributed earnings of subsidiary									60	812	1,327
INCOME BEFORE INCOME TAXES									1,029	1,351	1,231
INCOME TAX EXPENSE (BENEFIT)									(51)	(51)	5
NET INCOME									$ 1,080	$ 1,402	$ 1,226